Basis of Presentation Narrative (Details) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 vessel	Mar. 31, 2020 vessel
LPG Carriers [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Number Of Vessels | vessel			6	6
Other Expense [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prior Period Adjustment	$ 0.7	$ 1.4
Other Operating Income (Expense) [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prior Period Adjustment	$ (0.7)	$ (1.4)